Condensed Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 739,528	$ 1,436,928	$ 2,104,521
Prepaid expenses and other current assets	55,275	6,021	5,761
Total current assets	794,803	1,442,949	2,110,282
Property and equipment:
Machinery and equipment	37,225	37,225	37,225
Less: accumulated depreciation	(37,117)	(36,986)	(36,727)
Net property and equipment	108	239	498
Other assets:
Patents, net of amortization of $31,735 and $30,224, respectively	13,601	15,112	18,135
Deposit	770	770	770
Total other assets	14,371	15,882	18,905
Total assets	809,282	1,459,070	2,129,685
Current liabilities:
Accounts payable and accrued liabilities	6,448	9,786	7,975
Total current liabilities	6,448	9,786	7,975
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value; 10,000,000 authorized shares
Common stock, value	81,444	76,803	70,460
Additional paid in capital	179,805,585	178,676,658	176,508,484
Accumulated deficit	(182,530,308)	(180,789,490)	(177,942,547)
Total stockholders’ deficit	(2,643,279)	(2,036,029)	(1,363,603)
Total liabilities, mezzanine and stockholders’ equity	809,282	1,459,070	2,129,685
Series C Convertible Preferred Stock [Member]
Mezzanine:
Series C Convertible Preferred Stock	$ 3,446,113	$ 3,485,313	$ 3,485,313